Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated September 25, 2017 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class P Shares and Administrative Class of

Allianz Funds,

Dated August 30, 2017

This supplement replaces in its entirety the supplement previously filed on September 22, 2017.

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund

(for purposes of this section only, the “Fund”)

Effective September 22, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.95%	0.25%	0.01%	1.21%	(0.22)%	0.99%
Class C	0.95	1.00	0.01	1.96	(0.22)	1.74
Class T	0.95	0.25	0.01	1.21	(0.22)	0.99
Class R	0.95	0.50	0.01	1.46	(0.22)	1.24
Institutional	0.85	None	0.01	0.86	(0.22)	0.64
Class P	0.95	None	0.01	0.96	(0.22)	0.74
Administrative	0.85	0.25	0.01	1.11	(0.22)	0.89

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)	Effective September 22, 2017, AllianzGI U.S. has contractually agreed to observe, through September 30, 2019 an irrevocable waiver of a portion of its administration fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.22%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$645	$871	$1,137	$1,897	$645	$871	$1,137	$1,897
Class C	277	572	1,015	2,249	177	572	1,015	2,249
Class T	348	581	856	1,640	348	581	856	1,640
Class R	126	417	755	1,707	126	417	755	1,707
Institutional	65	229	432	1,019	65	229	432	1,019
Class P	76	261	487	1,137	76	261	487	1,137
Administrative	91	308	568	1,311	91	308	568	1,311

Disclosure Relating to All Series

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administration Fees” is hereby revised in its entirety as follows:

	Administration Fees
Allianz Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class
AllianzGI Emerging Markets Opportunities Fund(1)	0.35%	0.35%	N/A	0.25%	0.20%	0.35%	N/A
AllianzGI Focused Growth Fund(4)	0.39	0.40	0.40%	0.30	0.25	0.40	0.30%
AllianzGI Global Natural Resources Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Global Small-Cap Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Health Sciences Fund	0.40	0.40	N/A	0.30	N/A	N/A	N/A
AllianzGI Income & Growth Fund	0.38	0.38	0.38	0.28	N/A	0.38	N/A
AllianzGI Mid-Cap Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Dividend Value Fund	0.37	0.37	0.37	0.27	0.22	0.37	0.27
AllianzGI NFJ International Value Fund(2)	0.45	0.45	0.45	0.35	0.30	0.45	0.35
AllianzGI NFJ Large-Cap Value Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Mid-Cap Value Fund(5)	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Small-Cap Value Fund(3)	0.34	0.34	0.34	0.22	0.17	0.34	0.22
AllianzGI Small-Cap Blend Fund	0.40	0.40	N/A	0.30	N/A	0.40	N/A
AllianzGI Technology Fund	0.40	0.40	N/A	0.30	N/A	0.40	0.30

(1)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(2)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(3)	The Administrator has contractually agreed to observe, effective November 1, 2016, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver was in effect from November 1, 2015 through October 31, 2016, but only with respect to Institutional Class, Class R6 and Administrative Class shares.

(4)	Effective January 1, 2017, the Administrator has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%.
(5)	Effective September 22, 2017, the Administrator has contractually agreed to observe through September 30, 2019, an irrevocable waiver of a portion of its Administration Fees for all classes, which reduces the contractual fee rate by 0.22%.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated September 25, 2017 to the

Statement of Additional Information

Dated August 30, 2017

This supplement replaces in its entirety the supplement previously filed on September 22, 2017.

Disclosure Relating to All Series

Within the Management of the Trust section, the “Administration Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administrative Fee Rate

Fund	Institutional and Administrative Classes(6)	Class R6(1)	Class A, Class C, Class T and Class R(1)	Class P(1)
Emerging Markets Opportunities(2)	0.40%	0.35%	0.50%	0.50%
Focused Growth(5)	0.30%	0.25%	0.40%	0.40%
Global Natural Resources	0.35%	N/A	0.45%	0.45%
Global Small-Cap	0.35%	N/A	0.45%	0.45%
Health Sciences	0.30%	N/A	0.40%	N/A
Income & Growth	0.30%	N/A	0.40%	0.40%
Mid-Cap	0.30%	N/A	0.40%	0.40%
NFJ Dividend Value	0.30%	0.25%	0.40%	0.40%
NFJ International Value (3)	0.40%	0.35%	0.50%	0.50%
NFJ Large-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Mid-Cap Value(7)	0.30%	N/A	0.40%	0.40%
NFJ Small-Cap Value(4)	0.30%	0.25%	0.40%	0.40%
Small-Cap Blend	0.30%	N/A	0.40%	0.40%
Technology	0.30%	N/A	0.40%	0.40%

(1)

The total Administration Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(3)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(4)	The Administrator has contractually agreed to observe, effective November 1, 2016, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver was in effect from November 1, 2015 through October 31, 2016, but only with respect to Institutional Class, Class R6 and Administrative Class shares.
(5)	Effective January 1, 2017, the Administrator has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%.
(6)	AllianzGI Emerging Markets Opportunities, AllianzGI Global Natural Resources, AllianzGI Global Small-Cap, AllianzGI Health Sciences, AllianzGI Income & Growth and AllianzGI Small-Cap Blend Funds do not offer Administrative Class shares. Therefore, for each of these Funds, the Administrative Fee is N/A.
(7)	Effective September 22, 2017, the Administrator has contractually agreed to observe through September 30, 2019, an irrevocable waiver of a portion of its Administration Fees for all classes, which reduces the contractual fee rate by 0.22%.

Please retain this Supplement for future reference.